Schedule of Investments (unaudited)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 5.1%
Black Belt Energy Gas District RB
2.28%, 12/01/48 (Put 12/01/23)(a)(b)	$15,000	$14,986,635
4.00%, 06/01/23	240	240,240
4.00%, 06/01/23	1,500	1,500,240
4.00%, 12/01/24	1,250	1,253,111
5.00%, 12/01/23	1,000	1,008,507
5.25%, 12/01/23	530	535,997
5.25%, 06/01/24	500	509,417
5.25%, 12/01/24	2,745	2,811,887
5.25%, 12/01/24	630	646,694
5.25%, 06/01/25	615	635,473
Southeast Energy Authority A Cooperative District RB
Series A, 4.00%, 10/01/23	450	450,779
Series B, 4.00%, 06/01/24	1,200	1,204,222
		25,783,202
Arizona — 0.7%
Arizona Health Facilities Authority RB, Class B, 1.91%, 01/01/46 (Put 11/04/26)(a)(b)	3,600	3,589,103

California — 0.4%
California Community Choice Financing Authority RB
4.00%, 02/01/24	500	501,277
4.00%, 08/01/24	350	351,538
State of California GO, 5.00%, 12/01/24	1,190	1,250,788
		2,103,603
Colorado — 1.0%
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/23	250	254,849
Colorado School of Mines RB, VRDN, 2.53%, 12/01/25 (Call 06/01/25)(a)(b)	5,000	5,024,715
		5,279,564
Connecticut — 2.5%
State of Connecticut GO
2.65%, 03/01/25 (a)(b)	4,600	4,752,775
Series C, VRDN, 1.68%, 05/15/34 (Put 01/31/23)(b)	7,820	7,820,000
		12,572,775
District of Columbia — 1.7%
District of Columbia, 2.43%, 03/15/23	4,000	4,002,519
District of Columbia RB, 1.70%, 04/01/38 (Put 01/31/23)(b)	2,890	2,890,000
Tender Option Bond Trust Receipts/Certificates RB, 1.95%, 10/01/53 (Put 10/01/29)(b)(c)	1,565	1,565,000
		8,457,519
Florida — 4.5%
County of Martin FL RB, 1.72%, 07/01/52 (Put 01/31/23)(b)	2,500	2,500,000
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.00%, 10/01/23	2,500	2,539,188
County of Palm Beach FL RB, 1.73%, 07/01/32 (Put 02/01/23)(b)	2,800	2,800,000
County of St. Lucie FL, 1.35%, 09/01/28 (Put 01/31/23)(b)	11,100	11,100,000
Miami-Dade County Industrial Development Authority RB, 0.40%, 08/01/23	1,000	981,752
Pinellas County Housing Finance Authority RB, 1.68%, 10/01/48 (Put 01/31/23)(b)	3,070	3,070,000
		22,990,940
Georgia — 5.1%
Burke County Development Authority RB, 2.25%, 10/01/32Put(b)	2,000	1,993,440
Security	Par (000)	Value

Georgia (continued)
Main Street Natural Gas Inc. RB
5.00%, 05/15/24	$1,500	$1,523,401
5.00%, 06/01/24	560	568,907
5.00%, 06/01/25	750	770,851
5.00%, 06/01/27	1,750	1,832,890
VRDN, 2.23%, 08/01/48 (Put 12/01/23)(a)(b)	5,000	4,966,335
Series A, VRDN, 4.00%, 04/01/48 (Put 09/01/23)(b)	5,685	5,697,837
Series D, VRDN, 3.76%, 08/01/48 (Put 12/01/23)(a)	5,000	4,996,390
Monroe County Development Authority RB, 1.35%, 06/01/49Put(b)	3,700	3,700,000
		26,050,051
Illinois — 1.0%
Illinois Development Finance Authority RB, 1.75%, 02/01/33 (Put 01/31/23)(b)	2,000	2,000,000
Illinois Finance Authority RB, 1.67%, 01/01/37 (Put 02/01/23)(b)	3,100	3,100,000
		5,100,000
Indiana — 4.3%
Indiana Finance Authority RB
2.90%, 05/01/28 Put (b)	2,000	2,000,000
4.50%, 12/15/46 (Put 11/15/23)	12,000	12,022,776
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 06/01/23	1,800	1,812,901
Tender Option Bond Trust Receipts/Certificates RB, 2.05%, 04/01/30Put(b)(c)	6,000	6,000,000
		21,835,677
Iowa — 4.3%
Iowa Finance Authority RB
VRDN, 1.65%, 01/01/47 (Put 01/31/23)(b)	8,400	8,400,000
VRDN, 1.71%, 12/01/41 (Put 01/31/23)(b)(c)	3,200	3,200,000
VRDN, 1.70%, 05/01/23 (Put 01/31/23)(b)	10,000	10,000,000
		21,600,000
Kansas — 1.4%
City of Burlington KS RB
Series A, VRDN, 1.84%, 09/01/35 (Put 01/31/23)(b)	4,000	4,000,000
Series B, VRDN, 1.84%, 09/01/35 (Put 01/31/23)(b)	3,000	3,000,000
		7,000,000
Kentucky — 3.1%
County of Meade KY RB, 2.00%, 08/01/61 (Put 01/31/23)(b)	4,100	4,100,000
Kentucky Economic Development Finance Authority RB, 2.90%, 04/01/31 ( 03/01/23)	2,000	2,000,000
Kentucky Public Energy Authority RB
4.00%, 02/01/23	1,000	1,000,000
4.00%, 12/01/49 (Put 06/01/25)	4,000	4,018,320
Series A, VRDN, 4.00%, 04/01/48 (Put 04/01/24)(b)	3,930	3,950,094
Tender Option Bond Trust Receipts/Certificates RB, 1.93%, 12/01/41 (Put 12/01/27) (AGM)(b)(c)	500	500,000
		15,568,414
Louisiana — 6.6%
Lake Charles Harbor & Terminal District RB, 1.00%, 12/01/51Put(b)	4,325	4,082,562
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27Put(b)	400	393,581
Louisiana Stadium & Exposition District RB, 4.00%, 07/03/23 (Call 04/01/23)	2,325	2,327,755
Parish of St James LA RB, Series B1, 2.13%, 11/01/40 (Put 01/31/23)(b)	26,500	26,500,000
		33,303,898

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.9%
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/24	$2,500	$2,542,440
Massachusetts Housing Finance Agency RB
Series A, 0.30%, 12/01/23 (Call 02/21/23)	1,000	973,163
Series A, 0.40%, 06/01/24 (Call 06/01/23)	1,000	963,775
		4,479,378
Michigan — 0.1%
Michigan Finance Authority RB, 0.40%, 10/15/23	665	652,486

Minnesota — 3.8%
City of Minneapolis MN RB, 1.68%, 12/01/40 (Put 02/01/23)(b)	9,450	9,450,000
City of Rochester MN RB, 1.65%, 05/01/61 (Put 01/31/23)(b)	4,800	4,800,000
University of Minnesota, 1.91%, 03/08/23	5,000	5,004,293
		19,254,293
Missouri — 0.5%
County of Greene MO COP, Series A, 3.00%, 03/01/23	350	350,110
RBC Municipal Products Inc. Trust RB, 1.95%, 09/01/39Put(b)(c)	2,000	2,000,000
		2,350,110
Nebraska — 0.6%
Central Plains Energy Project RB, 5.00%, 03/01/50 (Put 01/01/24)(b)	1,000	1,010,725
County of Douglas NE RB, 2.19%, 07/01/35Put(a)(b)	1,980	1,964,091
		2,974,816
Nevada — 2.5%
County of Clark Department of Aviation RB, 1.70%, 07/01/40 (Put 01/31/23)(b)	2,600	2,600,000
State of Nevada Department of Business & Industry RB, 3.70%, 01/01/50 (Put 01/31/24)	10,000	9,936,310
		12,536,310
New Jersey — 8.2%
Borough of Berlin NJ GO, 4.50%, 09/26/23	2,212	2,229,253
Borough of North Arlington NJ GO, 4.50%, 08/08/23	1,173	1,179,657
Borough of Park Ridge NJ GO, 4.50%, 04/28/23	1,000	1,002,784
Borough of Wood-Ridge NJ GO, 4.50%, 03/01/23	1,640	1,641,545
New Jersey Economic Development Authority RB 5.25%, 09/01/24 (c)	7,600	7,889,294
Series B, 5.00%, 11/01/23 (SAP)	1,450	1,472,178
Series B, 5.00%, 11/01/24	1,010	1,048,895
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,460	1,521,539
Series NN, 5.00%, 03/01/23	1,000	1,001,748
Series UU, 5.00%, 06/15/23	1,575	1,586,644
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,520,230
New Jersey Higher Education Student Assistance Authority RB, 5.00%, 12/01/24	500	517,422
New Jersey Housing & Mortgage Finance Agency RB, 4.00%, 04/01/23	1,290	1,290,894
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	1,575	1,623,929
Series A, 5.00%, 12/15/24	1,000	1,041,540
Series A, 5.50%, 12/15/23	155	158,451
Series D, 5.00%, 12/15/23	470	478,462
Series D, 5.25%, 12/15/23	1,275	1,300,671
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,296,129
Township of Clark NJ GO, 4.50%, 08/18/23	2,533	2,550,260
Township of Cranford NJ GO, 4.75%, 07/20/23	1,940	1,948,578
Township of Deptford NJ RB, 4.00%, 07/11/23	1,800	1,802,680
Security	Par (000)	Value

New Jersey (continued)
Township of Plainsboro NJ GO, 4.50%, 07/26/23	$1,500	$1,508,415
Township of Plainsboro NJ RB, 4.00%, 07/26/23	1,340	1,342,227
Township of River Vale NJ RB, 4.00%, 07/14/23	1,258	1,260,354
Township of Voorhees NJ GO, 4.00%, 09/27/23	1,145	1,151,539
		41,365,318
New York — 4.7%
Albany Industrial Development Agency RB, 1.73%, 07/01/32 (Put 02/02/23)(b)	800	800,000
Amherst Development Corp. RB, 1.72%, 02/01/35 (Put 01/31/23)(b)	1,720	1,720,000
Genesee County Funding Corp. (The) RB, 5.00%, 12/01/23	150	152,159
Nassau Health Care Corp. RB, Series C, 5.00%, 08/01/23 (GTD)	1,425	1,440,842
New York City Housing Development Corp. RB 0.45%, 11/01/25 (FHA)	1,560	1,443,429
VRDN, 1.65%, 05/01/61 (Put 01/31/23) (FHA 542 (C))(b)	4,165	4,165,000
New York Transportation Development Corp. RB, Series A, 5.00%, 12/01/23	1,250	1,268,671
Town of Oyster Bay NY GOL, 4.00%, 03/01/23	425	425,394
Triborough Bridge & Tunnel Authority RB, 3.93%, 04/01/26 (Call 10/01/25)(a)(b)	11,000	11,000,000
Village of Hamburg NY, 3.50%, 07/20/23	1,506	1,505,271
		23,920,766
North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency RB, Series A, 2.90%, 07/01/34Put(b)	8,000	8,000,000

Ohio — 1.3%
Akron Bath Copley Joint Township Hospital District RB, 5.00%, 11/15/23	325	330,269
County of Miami OH GOL, 3.25%, 07/27/23	1,050	1,047,022
Ohio Higher Educational Facility Commission RB, Series B, 1.89%, 12/01/42 (Put 12/01/26)(a)(b)	5,500	5,458,926
		6,836,217
Pennsylvania — 10.2%
Allegheny County Hospital Development Authority RB, 2.03%, 11/15/23(a)(b)	1,500	1,500,909
Butler County Industrial Development Authority/PA RB, 1.73%, 05/01/34 (Put 02/01/23)(b)	2,100	2,100,000
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	1,003,817
Pennsylvania Economic Development Financing Authority, 2.90%, 12/01/38 (Put 01/31/23)(b)	23,000	23,000,000
Pennsylvania Economic Development Financing Authority RB
VRDN, 2.06%, 06/01/41 (Put 06/03/24)(a)(b)	3,000	2,934,726
VRDN, 2.90%, 12/01/37 (Put 01/31/23)(b)	9,070	9,070,000
Pennsylvania Housing Finance Agency RB, 5.00%, 10/01/25	500	530,631
Pennsylvania Turnpike Commission RB, 2.26%, 12/01/23 (Call 06/01/23)(a)(b)	10,000	9,996,480
Tender Option Bond Trust Receipts/Certificates RB, 1.93%, 10/01/41 (Put 10/01/29)(b)(c)	1,620	1,620,000
		51,756,563
South Carolina — 0.3%
South Carolina Public Service Authority RB, 1.75%, 01/01/36 (Put 01/31/23)(b)	700	700,000
Tender Option Bond Trust Receipts/Certificates RB, 2.02%, 12/01/55 (Put 06/01/32) (BAM-TCRS)(b)(c)	1,000	1,000,000
		1,700,000

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 3.3%
Johnson City Health & Educational Facilities Board RB, 1.65%, 07/01/45 (Put 01/31/23)(b)	$2,030	$2,030,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 1.55%, 09/01/36 (Put 03/03/23)(b)(c)	5,000	5,000,000
Tennergy Corp./TN RB
Series A, 4.00%, 03/01/23	375	374,997
Series A, 4.00%, 09/01/23	320	320,136
Tennergy Corp/TN RB
5.25%, 12/01/23	650	655,792
5.25%, 12/01/24	575	587,561
5.25%, 12/01/25	575	593,761
Tennessee Energy Acquisition Corp. RB
4.00%, 05/01/48 ( 02/01/23)	5,000	5,004,925
5.63%, 09/01/26	2,000	2,111,784
Series A, 5.00%, 11/01/23	250	251,902
		16,930,858
Texas — 7.4%
Bexar County Housing Finance Corp. RB, 1.68%, 12/15/25 (Put 02/15/23)(b)	2,205	2,205,000
Fort Bend Independent School District, 2.72%, 02/22/23	7,500	7,502,535
Pasadena Independent School District GO, 1.65%, 02/01/35 (Put 01/31/23)(b)	2,400	2,400,000
Port of Arthur Navigation District Industrial Development Corp. RB
VRDN, 1.68%, 12/01/40 (Put 02/01/23)(b)	7,000	7,000,000
VRDN, 1.68%, 06/01/41 (Put 02/01/23)(b)	3,000	3,000,000
State of Texas GO, 1.70%, 12/01/43Put(b)	9,375	9,375,000
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/23	4,300	4,352,490
5.00%, 12/15/26	1,850	1,936,769
		37,771,794
Virginia — 0.1%
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	300	301,998

Washington — 0.2%
Washington Health Care Facilities Authority RB, 5.00%, 08/01/49 (Put 08/01/25)(b)	800	829,705

Wisconsin — 10.3%
Eau Claire Area School District/WI REVENUE NOTES, 4.00%, 06/21/23 (Call 03/21/23)	4,100	4,108,280
Security	Par/ Shares (000)	Value

Wisconsin (continued)
Jefferson School District/WI REVENUE NOTES, 4.00%, 06/28/23 (Call 03/28/23)	$6,100	$6,109,369
Onalaska School District REVENUE NOTES, 4.00%, 07/26/23 (Call 04/26/23)	5,450	5,460,835
Racine Unified School District REVENUE NOTES, 4.00%, 08/09/23 (Call 05/09/23)	13,000	13,041,301
State of Wisconsin GO, 2.08%, 05/01/25 (Call 11/01/24)(a)(b)	19,990	19,983,923
Wisconsin Health & Educational Facilities Authority RB, 1.84%, 08/15/54 (Put 07/01/26)(a)(b)	2,000	1,969,332
Wisconsin Housing & Economic Development Authority RB
VRDN, 1.68%, 03/01/41 (Put 01/31/23)(b)	1,000	1,000,000
VRDN, 1.68%, 04/01/46 (Put 01/31/23)(b)	765	765,000
		52,438,040

Total Municipal Debt Obligations — 97.7%
(Cost $496,486,620)		495,333,398

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 1.39%(d)(e)	40	40,463

Total Money Market Funds — 0.0%
(Cost: $40,463)		40,463

Total Investments — 97.7%
(Cost: $496,527,083)		495,373,861

Other Assets Less Liabilities — 2.3%		11,476,218

Net Assets — 100.0%		$506,850,079

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$28,912	$11,533	(a)	$—	$18	$—	$40,463	40	$1,111	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$495,333,398	$—	$495,333,398
Short-Term Securities
Money Market Funds	40,463	—	—	40,463
	$40,463	$495,333,398	$—	$495,373,861

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	GTD	Guaranteed
AMBAC	Ambac Assurance Corp.	MO	Moral Obligation
COP	Certificates of Participation	RB	Revenue Bond
FHA	Federal Housing Administration	SAP	Subject to Appropriations
GO	General Obligation
GOL	General Obligation Limited

4